Note 9 - Activity of Stock Option Plan (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of shares (in shares) | shares	1,183,100
Weighted average exercise price (in dollars per share) | $ / shares	$ 3.50
Granted (in shares) | shares	590,400
Granted (in dollars per share) | $ / shares	$ 0.11
Forfeited or expired (in shares) | shares	(68,000)
Forfeited or expired (in dollars per share) | $ / shares	$ 1.50
Number of shares (in shares) | shares	1,705,500
Weighted average exercise price (in dollars per share) | $ / shares	$ 2.41
Weighted average remaining contractual period	7 years 109 days
Aggregate Intrinsic value | $	$ 0
Exercisable at December 31, 2015 (in shares) | shares	906,761
Exercisable at December 31, 2015 (in dollars per share) | $ / shares	$ 4.39
Exercisable at December 31, 2015	5 years 109 days
Exercisable at December 31, 2015 | $	$ 0